Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Income Tax Disclosure [Abstract]
Foreign net operating loss carryforwards	$ 238	$ 176		€ 180	€ 136
Increase in deferred tax assets	22	20	13
Undistributed earnings of foreign subsidiaries	4	420	418
Income tax expense benefit	0	0	0
Unrecognized tax benefits including penalties and interest, that would affect annual effective tax rate	2.4	2.4	2.3
Unrecognized tax benefits anticipated to be reversed within the next 12 months	$ 1.6